Commitments (Details) - ETH Bioenergia [Member] R$ in Thousands	12 Months Ended
	Jun. 30, 2018 BRL (R$) N	Jun. 30, 2017 BRL (R$) N	Jun. 30, 2016 BRL (R$) N
LegalEntityLineItems [Line Items]
Number of sugarcane (tons) | N	842,960	720,548	1,075,183
Gross revenue from sugarcane | R$	R$ 81,375	R$ 59,811	R$ 85,916